Fair Value Measurements - Schedule of Fair Value of Warrants (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	122.68%	130.88%
Risk-free interest rates (in hundredths)	1.95%	1.68%
Expected life (in years)	6 months 29 days	9 months 25 days
Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	291.61%	266.92%
Risk-free interest rates (in hundredths)	2.63%	2.06%
Expected life (in years)	5 years 10 months 13 days	4 years 10 months 17 days
November 2017 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)		217.39%
Risk-free interest rates (in hundredths)		1.98%
Expected life (in years)		4 years 10 months 17 days
October 2016 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)		130.88%
Risk-free interest rates (in hundredths)		2.06%
Expected life (in years)		3 years 9 months 3 days
July 2015 Series A Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)		161.87%
Risk-free interest rates (in hundredths)		1.94%
Expected life (in years)		2 years 6 months 21 days
February 2015 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)		169.95%
Risk-free interest rates (in hundredths)		1.90%
Expected life (in years)		2 years 1 month 16 days
October 2013 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)		266.92%
Risk-free interest rates (in hundredths)		1.68%
Expected life (in years)		9 months 25 days